CERTIFICATION
                                  -------------

Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Institutional Liquidity Series (1933 Act File No. 333-120168; 1940 Act File No. 811-21647) ("Registrant") hereby certifies (a) that the forms of the prospectuses used with respect to Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 1 ("Amendment No. 1") to the Registrant's Registration Statement and (b) that Amendment No. 1 was filed electronically.





Dated:      August 2, 2005                By:   /s/Claudia A. Brandon
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                                                Claudia A. Brandon
                                                Secretary